Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred tax assets	$ 54,882	$ 68,867
Deferred tax liabilities	$ (232,458)	$ (227,421)